Equipment on Operating Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Subject To Or Available For Operating Lease Net [Abstract]
Depreciation expense on equipment on operating leases	$ 305	$ 267	$ 215